CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Communications - 3.6%
AT&T, Inc.	28,000	$ 695,520
Comcast Corporation - Class A	35,000	1,046,150
Verizon Communications, Inc.	29,500	1,201,535
		2,943,205
Consumer Discretionary - 4.1%
Best Buy Co, Inc.	21,000	1,405,530
Genuine Parts Company	10,000	1,229,600
Home Depot, Inc. (The)	2,000	688,200
		3,323,330
Consumer Staples - 12.7%
Conagra Brands, Inc.	61,000	1,055,910
Dollar General Corporation(a)	9,000	1,194,930
J M Smucker Company (The)	16,000	1,564,960
Kimberly-Clark Corporation	12,000	1,210,680
Mondelez International, Inc. - Class A	35,000	1,884,050
Philip Morris International, Inc.(a)	8,000	1,283,200
Sysco Corporation	11,000	810,590
Target Corporation	13,000	1,270,750
		10,275,070
Energy - 9.9%
Chevron Corporation(a)	8,400	1,280,244
ConocoPhillips	13,500	1,263,735
Devon Energy Corporation	29,000	1,062,270
Exxon Mobil Corporation(a)	16,000	1,925,440
Shell PLC - ADR(a)	23,000	1,690,040
SLB Ltd.	19,000	729,220
		7,950,949
Financials – 15.8%
Fifth Third Bancorp	18,000	842,580
JPMorgan Chase & Company	4,600	1,482,212
MetLife, Inc.	7,500	592,050
Prudential Financial, Inc.	11,000	1,241,680
State Street Corporation	7,500	967,575
Travelers Companies, Inc. (The) (a)	5,500	1,595,330
Truist Financial Corporation	39,000	1,919,190
US Bancorp	34,500	1,840,920
Wells Fargo & Company(a)	24,500	2,283,400
		12,764,937
Health Care - 13.2%
Bristol-Myers Squibb Company	26,000	1,402,440
CVS Health Corporation(a)	39,000	3,095,040
Johnson & Johnson(a)	9,800	2,028,110
Medtronic PLC(a)	17,000	1,633,020
Merck & Company, Inc.	10,700	1,126,282
Pfizer, Inc.	54,000	1,344,600
		10,629,492
Industrials - 8.9%
Emerson Electric Company	16,500	2,189,880
Lockheed Martin Corporation - Class B	2,600	1,257,542

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Industrials - 8.9% (Continued)
Stanley Black & Decker, Inc.	21,000	$ 1,559,880
United Parcel Service, Inc. - Class B	22,000	2,182,180
		7,189,482
Materials - 6.6%
Amcor PLC	147,000	1,225,980
International Flavors & Fragrances, Inc.	22,000	1,482,580
LyondellBasell Industries N.V. - Class A	22,000	952,600
PPG Industries, Inc.	16,500	1,690,590
		5,351,750
Real Estate - 2.3%
Ventas, Inc. (a)	14,000	1,083,320
Weyerhaeuser Company	32,000	758,080
		1,841,400
Technology – 14.0%
Cisco Systems, Inc. (a)	30,000	2,310,900
Corning, Inc. (a)	34,300	3,003,308
Fidelity National Information Services, Inc.	17,000	1,129,820
Hewlett Packard Enterprise Company(a)	83,000	1,993,660
HP, Inc.	52,000	1,158,560
Texas Instruments, Inc.(a)	10,000	1,734,900
		11,331,148
Utilities - 4.1%
Duke Energy Corporation	13,000	1,523,730
National Fuel Gas Company(a)	5,500	440,330
NiSource, Inc.	33,000	1,378,080
		3,342,140

Total Common Stocks (Cost $61,665,983)		76,942,903

MONEY MARKET FUNDS - 6.2%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 3.66% (b) (Cost $5,029,389)	5,029,389	5,029,389

Total Investments at Value - 101.4% (Cost $66,695,372)		$ 81,972,292

Liabilities in Excess of Other Assets - (1.4%)		(1,113,226)

Net Assets - 100.0%		$ 80,859,066

ADR	- American Depositary Receipt.
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Security, or a portion of the security, covers a written call option. The total value of securities as of December 31, 2025 was $28,575,172.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

COVERED WRITTEN CALL OPTIONS(c)	Contracts(d)	Notional Value	Strike Price	Expiration Date	Value of Options
Chevron Corp.	37	$ 563,917	$ 170 .00	03/23/26	$ 3,108
Cisco Systems Inc.	161	1,240,183	70 .00	01/21/26	120,750
Cisco Systems, Inc.	139	1,070,717	85 .00	06/18/26	40,171
Corning, Inc.	82	717,992	105 .00	05/15/26	35,670
Corning, Inc.	183	1,602,348	70.00	03/23/26	394,365
CVS Health Corporation	190	1,507,840	90 .00	05/15/26	39,140
Dollar General Corporation	90	1,194,930	140 .00	06/18/26	90,900
Exxon Mobil Corporation	70	842,380	125 .00	04/17/26	23,450
Hewlett Packard Enterprise Co.	409	982,418	23 .00	02/23/26	74,438
Johnson & Johnson	51	1,055,445	175 .00	01/21/26	165,240
Medtronic plc	77	739,662	110 .00	06/18/26	10,780
National Fuel Gas Co.	55	440,330	90 .00	01/20/26	275
Phillip Morris International, Inc	52	834,080	90 .00	03/23/26	16,120
Shell PLC	222	1,631,256	80 .00	01/20/26	444
Texas Instruments Inc.	46	798,054	230 .00	01/20/26	46
Travelers Cos., Inc./The	15	435,090	270 .00	01/19/26	33,120
Ventas	140	1,083,320	72 .50	02/23/26	84,280
Wells Fargo & Company	176	1,640,320	95 .00	04/17/26	92,400

Total Covered Written Call Options (Premiums received $755,294)					$ 1,224,697

(c) Each option contract is exchange traded. (d) Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.